Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (1.5%)
Linde plc	220,339	39,782
Ecolab Inc.	104,876	19,307
Nucor Corp.	63,457	3,046
		62,135
Consumer Goods (5.9%)
Philip Morris International Inc.	627,198	48,376
NIKE Inc. Class B	507,982	39,186
Altria Group Inc.	756,127	37,095
Colgate-Palmolive Co.	347,699	24,207
Estee Lauder Cos. Inc. Class A	88,007	14,172
Activision Blizzard Inc.	307,681	13,344
* Electronic Arts Inc.	120,805	11,244
Constellation Brands Inc. Class A	60,465	10,669
* Monster Beverage Corp.	167,175	10,341
*,^ Tesla Inc.	53,738	9,950
Hershey Co.	57,221	7,551
Brown-Forman Corp. Class B	118,247	5,910
Kraft Heinz Co.	123,282	3,409
Keurig Dr Pepper Inc.	84,134	2,372
		237,826
Consumer Services (22.3%)
* Amazon.com Inc.	168,444	299,000
Home Depot Inc.	455,737	86,522
Comcast Corp. Class A	1,822,309	74,715
McDonald's Corp.	311,065	61,675
* Netflix Inc.	167,367	57,454
Walt Disney Co.	344,831	45,531
Costco Wholesale Corp.	177,764	42,589
Starbucks Corp.	476,740	36,261
* Booking Holdings Inc.	18,715	30,996
Lowe's Cos. Inc.	324,002	30,223
* Charter Communications Inc. Class A	63,652	23,984
TJX Cos. Inc.	447,910	22,525
Ross Stores Inc.	149,480	13,900
Dollar General Corp.	106,007	13,493
Marriott International Inc. Class A	103,218	12,886
Yum! Brands Inc.	123,634	12,654
* O'Reilly Automotive Inc.	31,929	11,857
Hilton Worldwide Holdings Inc.	118,023	10,556
Southwest Airlines Co.	200,527	9,545
* AutoZone Inc.	5,047	5,184
Sirius XM Holdings Inc.	590,816	3,137
*,^ Uber Technologies Inc.	67,589	2,731
		907,418
Financials (11.7%)
Visa Inc. Class A	706,142	113,922
Mastercard Inc. Class A	368,551	92,687
American Tower Corp.	177,766	37,112

Crown Castle International Corp.	167,461	21,772
S&P Global Inc.	100,344	21,462
Charles Schwab Corp.	490,371	20,404
Simon Property Group Inc.	124,639	20,203
Marsh & McLennan Cos. Inc.	203,753	19,479
Intercontinental Exchange Inc.	229,392	18,858
Prologis Inc.	253,964	18,709
Aon plc	96,795	17,430
Equinix Inc.	33,684	16,363
Public Storage	59,791	14,223
T. Rowe Price Group Inc.	90,536	9,157
Boston Properties Inc.	62,238	8,143
Welltower Inc.	80,592	6,546
AvalonBay Communities Inc.	27,850	5,654
TD Ameritrade Holding Corp.	113,376	5,640
Ventas Inc.	72,076	4,634
Interactive Brokers Group Inc.	28,807	1,463
		473,861
Health Care (9.1%)
AbbVie Inc.	606,907	46,556
Thermo Fisher Scientific Inc.	162,427	43,365
Bristol-Myers Squibb Co.	658,653	29,883
* Celgene Corp.	282,490	26,495
Becton Dickinson and Co.	108,531	25,335
Medtronic plc	270,465	25,040
Stryker Corp.	120,284	22,041
* Boston Scientific Corp.	559,116	21,476
* Intuitive Surgical Inc.	46,167	21,461
Zoetis Inc.	193,162	19,519
* Illumina Inc.	59,312	18,203
* Biogen Inc.	79,391	17,410
* Vertex Pharmaceuticals Inc.	103,113	17,135
* Regeneron Pharmaceuticals Inc.	32,422	9,782
* Alexion Pharmaceuticals Inc.	85,753	9,748
Baxter International Inc.	102,139	7,501
* Edwards Lifesciences Corp.	41,924	7,156
		368,106
Industrials (11.3%)
Boeing Co.	216,556	73,978
* PayPal Holdings Inc.	449,676	49,352
Union Pacific Corp.	291,690	48,648
Accenture plc Class A	257,174	45,795
3M Co.	232,315	37,112
Lockheed Martin Corp.	96,941	32,818
Automatic Data Processing Inc.	166,936	26,730
United Parcel Service Inc. Class B	280,389	26,054
Danaher Corp.	129,426	17,085
Illinois Tool Works Inc.	112,480	15,707
Fidelity National Information Services Inc.	130,263	15,671
Sherwin-Williams Co.	33,935	14,234
Paychex Inc.	130,284	11,177
Raytheon Co.	57,003	9,947
Fortive Corp.	121,352	9,241
Agilent Technologies Inc.	128,007	8,583
FedEx Corp.	47,444	7,320
Rockwell Automation Inc.	48,240	7,180

*	Square Inc.		62,325	3,861
				460,493
Oil & Gas (1.7%)
	EOG Resources Inc.		234,021	19,162
	Occidental Petroleum Corp.		304,719	15,166
	Anadarko Petroleum Corp.		201,291	14,165
	Pioneer Natural Resources Co.		68,690	9,751
	Schlumberger Ltd.		279,593	9,699
	Baker Hughes a GE Co. Class A		104,034	2,227
				70,170
Technology (36.0%)
	Microsoft Corp.		3,095,426	382,842
	Apple Inc.		1,712,171	299,750
*	Facebook Inc. Class A		962,428	170,802
*	Alphabet Inc. Class A		120,787	133,651
*	Alphabet Inc. Class C		119,786	132,199
*	Adobe Inc.		196,798	53,313
*	salesforce.com Inc.		293,225	44,397
	Texas Instruments Inc.		387,611	40,432
	Broadcom Inc.		151,857	38,213
	NVIDIA Corp.		233,847	31,677
	Intuit Inc.		99,426	24,344
*	ServiceNow Inc.		72,295	18,936
	Applied Materials Inc.		384,852	14,890
*	Micron Technology Inc.		452,351	14,751
	Cognizant Technology Solutions Corp. Class A		232,061	14,372
	Analog Devices Inc.		148,581	14,356
*	Workday Inc. Class A		60,978	12,447
	Lam Research Corp.		61,588	10,754
*	Autodesk Inc.		44,232	7,117
	VMware Inc. Class A		31,057	5,497
				1,464,740
Telecommunications (0.2%)
*	T-Mobile US Inc.		119,916	8,807

Total Common Stocks (Cost $2,860,807)				4,053,556
		Coupon
Temporary Cash Investment (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $11,729)		2.527%	117,278	11,730
Total Investments (100.0%) (Cost $2,872,536)				4,065,286
Other Assets and Liabilities-Net (0.0%)3,4				(1,765)
Net Assets (100%)				4,063,521

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,015,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $6,206,000 of collateral received for securities on loan.
4 Cash of $500,000 has been segregated as initial margin for open futures contracts.

Mega Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2019	33	4,708	(241)
E-mini S&P 500 Index	June 2019	32	4,404	(163)
				(404)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Mega Cap Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.